RELATED-PARTY TRANSACTIONS - Guarantees granted (Details) - Joint-venture - Financial guarantees - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gerdau Corsa S.A.P.I de C.V.
Guarantees granted
Original Amount	R$ 1,750,249
Carrying Amount	2,242,865	R$ 1,784,868	R$ 1,933,929
Gerdau Summit Acos Fundidos e Forjados S.A.
Guarantees granted
Original Amount	130,164
Carrying Amount	30,125	37,285	41,571
Gerdau Metaldom S.A; Aceros Corsa S.A De C.V
Guarantees granted
Original Amount	R$ 274,560
Carrying Amount		R$ 241,842	R$ 198,619